2005 Market Street
Suite 2600
Philadelphia, PA 19103
T: 215.564.8000
F: 215.564.8120

Mena Larmour
Partner
mlarmour@stradley.com
215.564.8014

June 30, 2025

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-9303

Re:	Invesco Dynamic Credit Opportunity Fund File Nos. 811-23665 and 333-255932

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, Notice of Special Meeting of Shareholders, Proxy Materials and form of proxy card to be used in connection with a special meeting of shareholders (the “Meeting”) of the Fund.

The Meeting is scheduled to be held on September 24, 2025 at 1:00 p.m. Central Time. As described in the Proxy Materials, the purpose of the Meeting is to approve a new investment sub-advisory agreement by and between Invesco Advisers, Inc. and Barings LLC and to approve a new investment sub-sub-advisory agreement by and between Barings LLC and Baring International Investment Limited.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jennifer Hillman at (215) 564-8623.

Very truly yours,

/s/ Mena Larmour
Mena Larmour

cc:	Taylor Edwards, Invesco Ltd.
Adrienne Ruffle, Invesco Ltd.